UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 33-72212

Aquila Three Peaks Opportunity Growth Fund
(formerly, Aquila Rocky Mountain Equity Fund)
(Exact Name of Registrant as Specified in Charter)

380 Madison Avenue, Suite 2300
New York, New York  10017
(Address of Principal Executive Offices)(Zip Code)

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
380 Madison Avenue, Suite 2300
New York, New York  10017
(Name and address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Date of fiscal year end: December 31, 2010

Date of reporting period: September 30, 2011

Item 1. Schedule of Investments.

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND
SCHEDULE OF INVESTMENTS
September 30, 2011
(unaudited)

		Market
Shares	Common Stocks (96.5%)	Value	(a)

	Advertising Agencies (1.0%)
24,281	Interpublic Group of Companies, Inc.	$174,823

	Apparel Manufacturers (1.5%)
10,382	Hanesbrands, Inc.	259,654

	Beverages - Wine/Spirits (2.0%)
19,832	Constellation Brands, Inc.	356,976

	Cable/Satellite TV (5.2%)
6,700	Charter Communications, Inc.+	313,828
6,918	DIRECTV+	292,286
12,888	Dish Network Corp. (Series A)+	322,973
		929,087

	Coal (1.5%)
6,471	Arch Coal, Inc.	94,347
2,028	CONSOL Energy, Inc.	68,810
3,306	Peabody Energy Corp.	112,007
		275,164

	Commercial Services (2.6%)
14,730	Iron Mountain, Inc.	465,763

	Consumer Products - Miscellaneous (1.0%)
6,552	Jarden Corp.	185,160

	Containers - Metal/Glass (9.5%)
15,504	Ball Corp.	480,934
26,551	Crown Holdings, Inc.+	812,726
12,122	Owens-Illinois, Inc.+	183,285
6,138	Silgan Holdings, Inc.	225,510
		1,702,455

	Containers - Paper/Plastic (1.7%)
89,576	Graphic Packaging Holding Co.+	309,037

	Dialysis Centers (0.8%)
2,258	DaVita, Inc.+	141,509

	Diversified Manufacturing Operations (0.7%)
2,797	SPX Corp.	126,732

	E-Commerce Services (1.0%)
11,968	Liberty Media Corporation-Interactive	176,767

	Electronic Components - Miscellaneous (2.2%)
30,135	Celestica, Inc.+	218,479
30,776	Flextronics International Ltd.+	173,269
		391,748

	Electronic Components - Semiconductor (2.1%)
11,303	Advanced Micro Devices, Inc.+	57,419
9,429	Avago Technologies Ltd.	308,988
		366,407

	Food - Canned (2.0%)
5,740	Treehouse Foods, Inc.+	354,962

	Food - Retail (1.4%)
17,186	Ingles Markets, Inc. Class A	244,729

	Funeral Services & Related Items (4.1%)
54,703	Service Corp. International	501,079
39,739	Stewart Enterprises, Inc. Class A	236,447
		737,526

	Gambling - Non-Hotel (0.4%)
8,439	Pinnacle Entertainment, Inc.+	76,626

	Hotels & Motels (1.8%)
8,330	Starwood Hotels & Resorts Worldwide, Inc.	323,371

	Intimate Apparel (1.5%)
5,805	Warnaco Group, Inc. (The)+	267,552

	Medical - Biomedical/Gene (1.2%)
2,406	Bio-Rad Laboratories, Inc.	218,393

	Medical - Generic Drug (1.4%)
14,147	Mylan, Inc.+	240,499

	Medical - Hospitals (3.7%)
21,879	Community Health Systems, Inc.+	364,067
14,687	HCA Holdings, Inc.+	296,090
		660,157

	Medical Products (7.6%)
9,348	Cooper Companies, Inc.	739,894
32,496	Hanger Orthopedic Group, Inc.+	613,849
		1,353,743

	Non-Hazardous Waste Disposal (2.2%)
14,267	Republic Services, Inc.	400,332

	Oil Company - Exploration & Production (7.0%)
6,945	Berry Petroleum Co.	245,714
8,628	Bill Barrett Corp.+	312,679
19,178	Denbury Resources, Inc.+	220,547
7,637	Forest Oil Corp.+	109,973
2,844	Newfield Exploration Co.+	112,878
7,272	Whiting Petroleum Corp.+	255,102
		1,256,893

	Physical Therapy/Rehabilitation Centers (0.7%)
8,664	HealthSouth Corp.+	129,354

	Pipelines (1.3%)
12,711	El Paso Corp.	222,188

	Private Corrections (4.2%)
33,061	Corrections Corporation of America+	750,154

	Racetracks (0.4%)
5,698	Speedway Motorsports, Inc.		68,832

	Real Estate Investment Trust - Hotels (1.9%)
43,813	FelCor Lodging Trust, Inc.+		102,084
20,965	Host Hotels & Resorts, Inc.		229,357
			331,441

	Rental - Auto/Equipment (1.4%)
14,827	United Rentals, Inc.+		249,687

	Resorts/Theme Parks (1.8%)
8,639	Vail Resorts, Inc.		326,468

	Retail - Apparel/Shoe (0.5%)
1,505	PVH Corp.		87,651

	Satellite Telecommunications (2.3%)
14,491	GeoEye, Inc.+		410,820

	Telecom Services (1.2%)
13,392	tw telecom holdings, inc.+		221,236

	Telephone - Integrated (5.4%)
19,581	CenturyLink, Inc.		648,523
18,381	Frontier Communications Corp.		112,308
18,069	Windstream Corp.		210,685
			971,516

	Theaters (2.1%)
11,025	Cinemark Holdings, Inc.		208,152
14,260	Regal Entertainment Group Class A		167,412
			375,564

	Transport - Rail (1.4%)
5,084	Kansas City Southern+		253,997

	Wireless Equipment (4.8%)
8,709	American Tower Corp.+		468,544
9,610	Crown Castle International Corp.+		390,839
			859,383

	Total Investments (cost $20,473,052*)	96.5%	17,254,356
	Other assets less liabilities	3.5	630,133
	Net Assets	100.0%	$17,884,489

	* Cost for Federal income tax and financial reporting purposes is identical.

	+ Non-income producing security.

Percent of
Portfolio Distribution (unaudited)	Investments
Advertising Agencies	1.0%
Apparel Manufacturers	1.5
Beverage - Wine/Spirits	2.1
Cable/Satellite TV	5.4
Coal	1.6
Commercial Services	2.7
Consumer Products - Miscellaneous	1.1
Containers - Metal/Glass	9.9
Containers - Paper/Plastic	1.8
Dialysis Centers	0.8
Diversified Manufacturing Operations	0.7
E-Commerce Services	1.0
Electronic Components - Miscellaneous	2.3
Electronic Components - Semiconductor	2.1
Food - Canned	2.1
Food - Retail	1.4
Funeral Services & Related Items	4.3
Gambling - Non-Hotel	0.4
Hotels & Motels	1.9
Intimate Apparel	1.6
Medical - Biomedical/Gene	1.3
Medical - Generic Drug	1.4
Medical - Hospitals	3.8
Medical Products	7.8
Non-Hazardous Waste Disposal	2.3
Oil Company - Exploration & Production	7.3
Physical Therapy/Rehabilitation Centers	0.7
Pipelines	1.3
Private Corrections	4.3
Racetracks	0.4
Real Estate Investment Trust - Hotels	1.9
Rental - Auto/Equipment	1.4
Resorts/Theme Parks	1.9
Retail - Apparel/Shoe	0.5
Satellite Telecommunications	2.4
Telecom Services	1.3
Telephone - Integrated	5.6
Theaters	2.2
Transport - Rail	1.5
Wireless Equipment	5.0
100.0%

See accompanying notes to financial statements.

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
September 30, 2011
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At September 30, 2011, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $20,473,052 amounted to $3,218,696, which consisted of aggregate gross unrealized appreciation of $769,810 and aggregate gross unrealized depreciation of $3,988,506.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of September 30, 2011:
Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices-Common Stocks+	$17,254,356
Level 2 – Other Significant Observable Inputs	-
Level 3 – Significant Unobservable Inputs	-
Total	$17,254,356
 +See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a)           The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b)           The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND (formerly, Aquila Rocky Mountain Equity Fund)

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President and Trustee
November 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President and Trustee
November 17, 2011

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
November 17, 2011